UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1.    Schedule of Investments

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—88.03%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.190%, VRD	4,580,000	4,580,000
Subseries A-2,
0.190%, VRD	4,900,000	4,900,000
Subseries A-4,
0.190%, VRD	2,395,000	2,395,000
New Jersey Economic Development Authority
Economic Development Revenue (Diocese of
Metuchen Project),
0.280%, VRD	6,500,000	6,500,000
New Jersey Economic Development Authority
Economic Development Revenue (Duke Farms
Foundation Project), Series A,
0.220%, VRD	11,400,000	11,400,000
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (South Jersey),
0.270%, VRD[1]	8,200,000	8,200,000
New Jersey Economic Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.080%, VRD	5,300,000	5,300,000
New Jersey Economic Development Authority
Revenue (Bancroft Neurohealth Project),
0.210%, VRD	3,290,000	3,290,000
New Jersey Economic Development Authority
Revenue (Community Options, Inc. Project),
0.340%, VRD	3,600,000	3,600,000
New Jersey Economic Development Authority
Revenue (Cooper Health System Project), Series A,
0.180%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority
Revenue (CPC Behavioral Healthcare), Series A,
0.340%, VRD	2,520,000	2,520,000
New Jersey Economic Development Authority
Revenue (Hun School Princeton Project),
0.190%, VRD	1,575,000	1,575,000
New Jersey Economic Development Authority
Revenue (Oak Hill Academy Project),
0.340%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority
Revenue (Peddie School Project),
0.220%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority
Revenue (Presbyterian Homes Assisted), Series B,
0.180%, VRD	1,300,000	1,300,000
New Jersey Economic Development Authority
Revenue Refunding (Cranes Mill Project), Series B,
0.210%, VRD	4,610,000	4,610,000
New Jersey Economic Development Authority
Revenue Refunding (First Mortgage Franciscan),
0.190%, VRD	2,060,000	2,060,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New Jersey Economic Development Authority
Revenue (Republic Services, Inc. Project),
0.360%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority
Revenue (Thermal Energy Limited Partnership),
0.250%, VRD[1]	2,000,000	2,000,000
New Jersey Economic Development Authority
Specialty Facilities Revenue (Port Newark Container LLC),
0.230%, VRD[1]	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue
(Centenary College), Series A,
0.210%, VRD	3,375,000	3,375,000
New Jersey Environmental Infrastructure Trust,
(Environmental Infrastructure) Series A,
5.000%, due 09/01/11	2,000,000	2,038,933
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.), Series B,
0.220%, VRD	10,700,000	10,700,000
New Jersey Health Care Facilities Financing
Authority Revenue (Computer Program), Subseries A-6,
0.240%, VRD	3,570,000	3,570,000
New Jersey Health Care Facilities Financing
Authority Revenue (Recovery Management System, Inc.),
0.210%, VRD	1,175,000	1,175,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson University),
0.190%, VRD	5,700,000	5,700,000
Series A-3,
0.190%, VRD	2,800,000	2,800,000
New Jersey Health Care Facilities Financing
Authority Revenue, Series A3,
0.220%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing
Authority Revenue (Somerset Medical Center),
0.180%, VRD	4,250,000	4,250,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health),
Series A-7,
0.190%, VRD	1,800,000	1,800,000
Series B,
0.210%, VRD	3,100,000	3,100,000
Series C,
0.230%, VRD	3,100,000	3,100,000
Series D,
0.180%, VRD	300,000	300,000
New Jersey Health Care Facilities Financing
Authority Revenue (Wiley Mission Project),
0.220%, VRD	1,200,000	1,200,000
New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.190%, VRD	8,000,000	8,000,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New Jersey State Turnpike Authority Turnpike Revenue (continued),
Series C,
0.180%, VRD	4,800,000	4,800,000
Series D,
0.190%, VRD	1,500,000	1,500,000
Brick Township Bond Anticipation Notes,
1.750%, due 09/30/11	1,000,000	1,006,956
Burlington County Bridge Community Revenue
(Lutheran Home Project), Series A,
0.210%, VRD	2,160,000	2,160,000
Camden County Improvement Authority Revenue
(Senior Redevelopment - Harvest Village Project),
Series A,
0.250%, VRD	15,000	15,000
0.260%, VRD	6,705,000	6,705,000
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University), Series V-2,
0.150%, VRD	750,000	750,000
Delaware River Joint Toll Bridge Commission
Bridge Revenue, Series B-1,
0.250%, VRD	11,665,000	11,665,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.180%, VRD	2,700,000	2,700,000
Series C,
0.210%, VRD	3,500,000	3,500,000
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.340%, VRD	1,340,000	1,340,000
Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	2,465,950	2,473,681
Middlesex County,
Series A,
2.000%, due 06/01/11	1,438,000	1,442,075
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.200%, VRD	4,000,000	4,000,000
Series G,
0.170%, VRD	2,700,000	2,700,000
Montclair Township Bond Anticipation Notes & Water Utilities,
1.500%, due 03/09/12	1,300,000	1,307,965
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.180%, VRD	900,000	900,000
North Brunswick Township Bond Anticipation Notes,
1.250%, due 08/11/11	1,500,000	1,504,863
Port Authority of New York & New Jersey (JP Morgan PUTTERs,
Series 3090),
0.340%, VRD[1,2,3]	3,335,000	3,335,000
Private Colleges & Universities Authority Revenue (Emory University),
Series C-3,
0.200%, VRD	1,000,000	1,000,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Puerto Rico Commonwealth Highway &
Transportation Authority Transportation Revenue,
Series A,
0.200%, VRD	2,000,000	2,000,000
Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	1,500,000	1,506,189
Rutgers State University Refunding,
Series A,
0.200%, VRD	7,225,000	7,225,000
Rutgers State University,
Series G,
0.220%, VRD	7,120,000	7,120,000
Toms River,
2.000%, due 06/15/11	1,500,000	1,505,077
Union County Industrial Pollution Control Financing
Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.080% , VRD	7,750,000	7,750,000

Total municipal bonds and notes (cost—$214,790,739)		214,790,739

Tax-exempt commercial paper—11.92%
Columbia University,
0.270%, due 05/05/11	8,240,000	8,240,000
New Jersey Economic Development Authority
(Chambers Cogen),
0.350%, due 04/07/11	8,000,000	8,000,000
New Jersey Economic Development Authority
(Keystone Energy Service Co.),
0.300%, due 06/14/11	10,000,000	10,000,000
Princeton University,
0.240%, due 06/09/11	2,830,000	2,830,000

Total tax-exempt commercial paper (cost—$29,070,000)		29,070,000

Total investments (cost—$243,860,739 which approximates cost for federal income tax purposes)[4]—99.95%		243,860,739

Other assets in excess of liabilities—0.05%		130,537

Net assets (applicable to 243,986,925 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		243,991,276

[1]	Security subject to Alternative Minimum Tax.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.37% of net assets as of March 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2011 and reset periodically.

UBS Municipal Money Market Series

US generally accepted accounting principles requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s investments.

	Unadjusted quoted prices
	in active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	214,790,739	—	214,790,739
Tax-exempt commercial paper	—	29,070,000	—	29,070,000

Total	—	243,860,739	—	243,860,739

Weighted average maturity — 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2010.

Item 2.    Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Mark E. Carver

Mark E. Carver
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver

Mark E. Carver
President

Date:	May 27, 2011

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2011